Technical provisions by account (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	R$ 242,245,282	R$ 238,661,529
Mathematical reserve for vested benefits (PMBC)	12,579,649	11,016,557
Reserve for claims incurred but not reported (IBNR)	5,975,763	4,985,816
Reserve for unsettled claims (PSL)	7,405,610	6,101,011
Reserve for unsettled claims (PSL)	6,989,001	6,570,693
Reserve for financial surplus (PET)	861,170	783,786
Other technical provisions	10,330,159	11,345,992
Total	286,386,634	279,465,384
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	1,179,406	1,225,279
Mathematical reserve for vested benefits (PMBC)	695,210	612,835
Reserve for claims incurred but not reported (IBNR)	4,961,729	4,040,072
Reserve for unsettled claims (PSL)	4,922,394	4,381,913
Reserve for unsettled claims (PSL)	4,997,427	4,893,477
Other technical provisions	3,378,434	3,404,474
Total	20,134,600	18,558,050
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Mathematical reserve for unvested benefits (PMBAC)	241,065,876	237,436,250
Mathematical reserve for vested benefits (PMBC)	11,884,439	10,403,722
Reserve for claims incurred but not reported (IBNR)	1,014,034	945,744
Reserve for unsettled claims (PSL)	2,483,216	1,719,098
Reserve for unsettled claims (PSL)	1,991,574	1,677,216
Reserve for financial surplus (PET)	861,170	783,786
Other technical provisions	6,951,725	7,941,518
Total	R$ 266,252,034	R$ 260,907,334